Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Satellite performance incentive payments [Member
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 233
Interest payments	2,420
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	19,109
Interest payments	$ 1,146,443